Pro Forma Financial Information (Details 1) (Parenthetical) (Pro Forma, USD $)	Aug. 31, 2012	Aug. 31, 2011
Pro Forma
Allowance for doubtful accounts receivable	$ 3,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	57,563,258	50,998,814
Common stock, shares outstanding	57,563,258	50,998,814